Income tax	9 Months Ended
Sep. 30, 2020
Income tax
Income tax

6. Income tax

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus and for certain Colombian source income. The income tax expense recorded in the consolidated income statements was $1,859 and $2,065 for the three months ended September 30, 2020 and 2019, respectively, and $4,240 and $5,486 for the nine months ended September 30, 2020 and 2019, respectively. The main reason for the decrease for the nine months ended September 30, 2020 was the reduction of the tax rate in Indonesia which was enacted on March 31, 2020. The tax rate decreased from 25% for 2019 to 22% for 2020 and 2021 with further reductions to occur thereafter. The effect of changes in tax rates on deferred tax assets and liabilities is recognized at the date of enactment. For the three and nine months ended September 30, 2020 and 2019, the income tax expense principally related to subsidiaries in Indonesia, Singapore and Colombia. The Singapore subsidiary’s taxable income mainly arises from internal interest income. The charterer in Colombia pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries that own and operate the Höegh Grace. The tax payments are a mechanism for advance collection of part of the income taxes for the Colombian subsidiary and a final income tax on Colombian source income for the non-Colombian subsidiary. The Partnership concluded these third-party payments to the tax authorities represent income taxes that must be accounted for under the guidance for income taxes. The amount of non-cash income tax expense was $215 and $638 for the three and nine months ended September 30, 2020, respectively. The amount of non-cash income tax expense was $214 and $636 for the three and nine months ended September 30, 2019, respectively.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. For the three and nine months ended September 30, 2020, there were increases in uncertain tax positions of $96 and $289, respectively. For the three and nine months ended September 30, 2019, there were increases in uncertain tax positions of $234 and $445, respectively. As of September 30, 2020, and December 31, 2019, the unrecognized tax benefits were $2,572 and $2,283, respectively.